Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan, investment amount	$ 592,040,555	$ 585,860,311
Employee benefit plan, investment percentage	12.00%	13.00%
Employee benefit plan, participants assets transfer from other plans	$ 15,637,249
Employee benefit plan, participants assets transfer to other plans	$ 876,750